Related parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	60,600,000	59,900,000	59,500,000
Wages and salaries	$ 44,891,000	$ 36,059,000	$ 40,574,000
Pedro Aylwin [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Wages and salaries	271,000	246,000	317,000
Other long-term employee benefits	$ 140,000	$ 125,000	$ 60,000
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital held by him personally [Line Items]
Number of shares outstanding	83,716